June 8, 1999




VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Money Market Trust (the "Trust")
         File Nos. 333-42181 and 811-08555)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus and statement of additional information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and statement of additional information contained in the Funds' most recent post-effective
amendment  (Post-Effective  Amendment  No. 9   to   Registration  Statement  No.
333-42181/811-08555)(the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on May 28, 1999.

     If you have any questions or would like further information, please call me at (617) 210-3681.

                                                       Very truly yours,

                                                       /s/ Allison McLellan

                                                       Allison McLellan